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                       ACTIVE ASSETS TAX-FREE TRUST
                        1221 AVENUE OF THE AMERICAS
                         NEW YORK, NEW YORK 10020


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:   Active Assets Tax-Free Trust
      File No. 811-3162

Dear Sir or Madam:

  We hereby incorporate by reference the Annual Report in its entirety which was filed in the Prospectus contained in the Registrant's most recent Registration Statement that was filed electronically via EDGAR on August 28, 2002. The Prospectus contains the audited financial statements of Active Assets Tax-Free Trust for the fiscal year ended June 30, 2002. The Annual Report is hereby incorporated by reference.


                                               Very truly yours,
                                            /s/A. Thomas Smith
                                               --------------------
                                               A. Thomas Smith
                                               Vice President


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